UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roxbury Capital Management, LLC
Address: 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343

Form 13F File Number: 28-02510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:

/s/ Lance Simpson              Minnetonka, MN                  08/12/2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              1
Form 13F Information Table Entry Total:                        83
Form 13F Information Table Value Total:              $705,138,141


Confidential information has been omitted from this report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number     Name
1           28-13243                 Mar Vista Investment Partners, LLC

                                                      FORM 13F INFORMATION TABLE

NAME OF                        TITLE          CUSIP                 SHRS OR    SH/   PUT/ INVESTMENT OTHER       VOTING AUTHORITY
ISSUER                         OF CLASS                  VALUE      PRN AMT    PRN   CALL DISCRETION MANAGERS  SOLE      SHARED NONE
----------------------------   -------------- ---------  --------   ---------- ---   ---- --------   --------  --------- ------ ----
RADWARE LTD                    ORD            M81873107   7,458,737    331,205  SH        SOLE                   331,205
AEGEAN MARINE PETROLEUM        SHS            Y0017S102  12,596,032    627,605  SH        SOLE                   627,605
BALTIC TRADING LTD             COM            Y0553W103   5,309,991    463,350  SH        SOLE                   463,350
ACXIOM CORP                    COM            005125109  14,543,727    877,185  SH        SOLE                   877,185
ADVENT SOFTWARE INC            COM            007974108   1,275,350     25,135  SH        SOLE                    25,135
ALEXANDRIA REAL EST EQTS       COM            015271109   8,012,017    110,755  SH        SOLE                   110,755
AMERIGON INC                   COM            03070L300   2,385,837    222,145  SH        SOLE                   222,145
AMERIGROUP CORP                COM            03073T102   9,626,272    251,470  SH        SOLE                   251,470
ARUBA NETWORKS INC COM         COM            043176106   9,565,058    538,270  SH        SOLE                   538,270
ATLAS AIR WORLDWIDE HLDG       COM NEW        049164205   9,932,172    203,195  SH        SOLE                   203,195
BALLY TECHNOLOGIES INC         COM            05874B107   6,239,380    193,890  SH        SOLE                   193,890
BANNER CORP COM                COM            06652V109   7,390,602  3,105,295  SH        SOLE                 3,105,295
B E AEROSPACE INC              COM            073302101  10,280,700    341,665  SH        SOLE                   341,665
BIG LOTS INC                   COM            089302103  10,710,933    333,570  SH        SOLE                   333,570
BIO-REFERENCE LABS             COM $.01 NEW   09057G602   7,540,902    353,535  SH        SOLE                   353,535
BIOSCRIP INC                   COM            09069N108   3,378,328    744,125  SH        SOLE                   744,125
CATALYST HEALTH SOLUTION       COM            14888B103  12,037,270    292,664  SH        SOLE                   292,664
CAVIUM NETWORKS INC COM        COM            14965A101   6,137,557    229,785  SH        SOLE                   229,785
CITI TRENDS INC                COM            17306X102   8,820,781    291,211  SH        SOLE                   291,211
COINSTAR INC                   COM            19259P300   9,339,000    193,715  SH        SOLE                   193,715
COMMUNITY HEALTH SYSTEMS       COM            203668108   6,770,545    204,055  SH        SOLE                   204,055
COMMVAULT SYSTEMS INC          COM            204166102   8,494,537    428,368  SH        SOLE                   428,368
DG FASTCHANNEL INC             COM            23326R109  12,490,481    337,216  SH        SOLE                   337,216
DEALERTRACK HLDGS INC          COM            242309102   5,558,718    341,235  SH        SOLE                   341,235
DENDREON CORP                  COM            24823Q107  17,100,190    437,905  SH        SOLE                   437,905
DRUGSTORE COM INC              COM            262241102   3,390,739  1,645,990  SH        SOLE                 1,645,990
DYNAVOX INC - CLASS A          CL A           26817F104   7,024,241    462,730  SH        SOLE                   462,730
EMERGENCY MEDICAL SVCS C       CL A           29100P102  17,064,958    332,780  SH        SOLE                   332,780
ENTERCOM COMMUNICATIONS        CL A           293639100   3,940,373    481,120  SH        SOLE                   481,120
ESCO TECHNOLOGIES INC          COM            296315104   7,276,000    221,155  SH        SOLE                   221,155
FINISAR CORP COM               COM NEW        31787A507   9,701,991    568,365  SH        SOLE                   568,365
FIRST CASH FINL SVCS INC       COM            31942D107  13,777,844    570,275  SH        SOLE                   570,275
GAMESTOP CORP CL A             CL A           36467W109   9,253,746    441,285  SH        SOLE                   441,285
GENESSE & WYOMING              CL A           371559105   8,520,264    208,830  SH        SOLE                   208,830
GEOEYE INC                     COM            37250W108  12,928,719    401,513  SH        SOLE                   401,513
GLOBAL DEFENSE TECHNOLOG       COM            37950B107   4,142,662    324,660  SH        SOLE                   324,660
HANGER ORTHOPEDIC GROUP        COM NEW        41043F208     945,812     63,820  SH        SOLE                    63,820
HECKMANN CORP COM              COM            422680108  11,264,752  2,531,405  SH        SOLE                 2,531,405
INTERNAP NETWORK SERVICE       COM PAR $.001  45885A300  11,059,432  2,343,100  SH        SOLE                 2,343,100
INTEROIL CORP COM              COM            460951106   4,650,059     69,570  SH        SOLE                    69,570
JDS UNIPHASE CORP              COM PAR $0.001 46612J507  11,124,157    976,660  SH        SOLE                   976,660
JINKOSOLAR HLDG CO LTD S       SPONSORED ADR  47759T100   5,449,813    298,293  SH        SOLE                   298,293
KIT DIGITAL INC COM NEW        COM NEW        482470200   5,486,103    581,155  SH        SOLE                   581,155
KEY ENERGY SERVICES INC        COM            492914106   3,936,256    409,600  SH        SOLE                   409,600
KORN/FERRY INTERNATIONAL       COM NEW        500643200   6,750,063    449,106  SH        SOLE                   449,106
LA-Z-BOY INC                   COM            505336107   3,864,619    471,295  SH        SOLE                   471,295
LANDSTAR SYSTEMS INC           COM            515098101   6,603,181    164,340  SH        SOLE                   164,340
LATTICE SEMICONDUCTOR CO       COM            518415104   7,724,038  1,419,860  SH        SOLE                 1,419,860
LITTELFUSE INC                 COM            537008104  11,450,653    286,840  SH        SOLE                   286,840
MAXIMUS INC                    COM            577933104   5,982,795    102,270  SH        SOLE                   102,270
MEDNAX INC                     COM            58502B106  10,953,376    212,935  SH        SOLE                   212,935
METHANEX CORP                  COM            59151K108   3,705,023    158,402  SH        SOLE                   158,402
MINDSPEED TECHNOLOGIES I       COM NEW        602682205   4,301,085    568,175  SH        SOLE                   568,175
NETSCOUT SYS INC               COM            64115T104   7,790,064    477,625  SH        SOLE                   477,625
O2MICRO INTERNATIONAL LT       SPONS ADR      67107W100   6,001,392    841,710  SH        SOLE                   841,710
OCLARO INC COM NEW             COM NEW        67555N206   2,750,745    215,070  SH        SOLE                   215,070
OLD DOMINION FREIGHT LIN       COM            679580100   8,112,574    216,220  SH        SOLE                   216,220
OMNIVISION TECHNOLOGIES        COM            682128103   8,580,109    366,985  SH        SOLE                   366,985
POWER ONE INC NEW COM          COM            73930R102  31,914,673  2,584,205  SH        SOLE                 2,584,205
POWERWAVE TECHNOLOGIES I       COM            739363109   7,259,725  3,988,860  SH        SOLE                 3,988,860
QUIDEL CORP                    COM            74838J101   6,296,543    491,150  SH        SOLE                   491,150
RADIOSHACK CORP                COM            750438103   8,309,600    415,480  SH        SOLE                   415,480
ROADRUNNER TRANSPORTATIO       COM            76973Q105   7,391,881    505,255  SH        SOLE                   505,255
SBA COMMUNICATIONS CORP        COM            78388J106  14,566,953    404,750  SH        SOLE                   404,750
SXC HEALTH SOLUTIONS COR       COM            78505P100  22,662,621    296,670  SH        SOLE                   296,670
SCHWEITZER-MAUDUIT INTL        COM            808541106   5,363,334    114,430  SH        SOLE                   114,430
SIRONA DENTAL SYSTEMS IN       COM            82966C103  10,760,062    308,665  SH        SOLE                   308,665
SMITH MICRO SOFTWARE INC       COM            832154108   5,103,316    571,480  SH        SOLE                   571,480
SONIC SOLUTIONS                COM            835460106   4,600,547    529,407  SH        SOLE                   529,407
SONUS NETWORKS INC             COM            835916107  11,761,323  4,000,450  SH        SOLE                 4,000,450
SPREADTRUM COMMUNICATION       ADR            849415203   6,500,739    645,555  SH        SOLE                   645,555
SYNIVERSE HLDGS INC            COM            87163F106  10,522,125    497,500  SH        SOLE                   497,500
TELENAV INC                    COM            879455103   1,150,025    230,005  SH        SOLE                   230,005
TEXAS ROADHOUSE INC CL A       COM            882681109   9,270,831    652,416  SH        SOLE                   652,416
TRACTOR SUPPLY CO              COM            892356106  13,379,168    190,045  SH        SOLE                   190,045
UMPQUA HLDGS CORP              COM            904214103  10,555,308    860,955  SH        SOLE                   860,955
UNITED NATURAL FOODS           COM            911163103   7,644,545    218,104  SH        SOLE                   218,104
UNITED THERAPEUTICS CORP       COM            91307C102  14,811,331    286,154  SH        SOLE                   286,154
V C A ANTECH INC               COM            918194101   5,960,190    291,880  SH        SOLE                   291,880
VEECO INSTRS INC DEL           COM            922417100   6,369,636    159,600  SH        SOLE                   159,600
WHITING PETE CORP              COM            966387102  15,403,616    168,070  SH        SOLE                   168,070
WOLVERINE WORLD WIDE INC       COM            978097103   9,077,294    317,610  SH        SOLE                   317,610